Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-A

Servicer Report

Collection Period Start	1-Sep-21	Distribution Date	15-Oct-21
Collection Period End	30-Sep-21	30/360 Days	30
Beg. of Interest Period	15-Sep-21	Actual/360 Days	30
End of Interest Period	15-Oct-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,039,779.14	691,887,509.23	644,540,416.82	0.4279704
Total Securities		1,506,039,779.14	691,887,509.23	644,540,416.82	0.4279704
Class A-1 Notes	1.721830%	164,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.800000%	500,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.213750%	50,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.840000%	436,000,000.00	335,847,730.09	288,500,637.68	0.6616987
Class A-4 Notes	1.880000%	107,500,000.00	107,500,000.00	107,500,000.00	1.0000000
Certificates	0.000000%	248,539,779.14	248,539,779.14	248,539,779.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	47,347,092.41	514,966.52	108.5942486	1.1811159
Class A-4 Notes	0.00	168,416.67	0.0000000	1.5666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	47,347,092.41	683,383.19

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					9,641,499.05
Monthly Interest					4,675,251.54

Total Monthly Payments					14,316,750.59
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					576,607.61
Aggregate Sales Proceeds Advance					673,049.55

Total Advances					1,249,657.16
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					44,009,138.29
Excess Wear and Tear and Excess Mileage					44,207.44
Remaining Payoffs					0.00
Net Insurance Proceeds					1,534,435.52
Residual Value Surplus					853,499.01

Total Collections					62,007,688.01

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		1,666,422.17			64
Involuntary Repossession		320,409.08			15
Voluntary Repossession		174,448.00			5
Full Termination		1,366,830.00			52
Bankruptcty		—			—
Insurance Payoff			1,534,052.23		65
Customer Payoff				1,407,651.60	86
Grounding Dealer Payoff				38,711,881.04	2,108
Dealer Purchase				1,052,092.22	50

Total		3,528,109.25	1,534,052.23	41,171,624.86	2,445

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	41,470	845,402,141.79	7.00000%	691,887,509.23
Total Depreciation Received		(12,834,298.03)		(10,352,686.93)
Principal Amount of Gross Losses	(86)	(1,607,057.24)		(1,312,639.00)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(2)	(54,322.03)		(43,418.99)
Scheduled Terminations	(2,322)	(42,764,641.62)		(35,638,347.49)

Pool Balance - End of Period	39,060	788,141,822.87		644,540,416.82
Remaining Pool Balance
Lease Payment				117,620,674.34
Residual Value				526,919,742.48

Total				644,540,416.82

NISSAN AUTO LEASE TRUST 2020-A

Servicer Report

III. DISTRIBUTIONS

Total Collections	62,007,688.01
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	62,007,688.01
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	508,753.27
3. Reimbursement of Sales Proceeds Advance	1,386,545.18
4. Servicing Fee:
Servicing Fee Due	576,572.92
Servicing Fee Paid	576,572.92
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,471,871.37
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	514,966.52
Class A-3 Notes Monthly Interest Paid	514,966.52
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	168,416.67
Class A-4 Notes Monthly Interest Paid	168,416.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	683,383.19
Total Note and Certificate Monthly Interest Paid	683,383.19
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	58,852,433.45
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	47,347,092.41
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	47,347,092.41
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	11,505,341.04

NISSAN AUTO LEASE TRUST 2020-A

Servicer Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			3,765,099.45
Required Reserve Account Amount			3,765,099.45
Beginning Reserve Account Balance			3,765,099.45
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			3,765,099.45
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			11,505,341.04
Gross Reserve Account Balance			15,270,440.49
Remaining Available Collections Released to Seller			11,505,341.04
Total Ending Reserve Account Balance			3,765,099.45

V. POOL STATISTICS

Weighted Average Remaining Maturity			8.67
Monthly Prepayment Speed			46%
Lifetime Prepayment Speed			54%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,156,194.75
Securitization Value of Defaulted Receivables and Casualty Receivables		1,312,639.00	86
Aggregate Defaulted and Casualty Gain (Loss)		843,555.75
Pool Balance at Beginning of Collection Period		691,887,509.23
Net Loss Ratio
Current Collection Period		0.1219%
Preceding Collection Period		0.0476%
Second Preceding Collection Period		0.0826%
Third Preceding Collection Period		0.0451%
Cumulative Net Losses for all Periods		-0.1545%	(2,327,416.58)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.65%	4,520,020.32	257
61-90 Days Delinquent	0.10%	665,108.01	37
91-120 Days Delinquent	0.04%	303,476.69	19
More than 120 Days	0.02%	116,473.41	6

Total Delinquent Receivables:	0.79%	5,605,078.43	319

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.16%	0.15%
Preceding Collection Period		0.19%	0.19%
Second Preceding Collection Period		0.16%	0.16%
Third Preceding Collection Period		0.13%	0.12%
60 Day Delinquent Receivables		1,319,179.52
Delinquency Percentage		0.19%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		3,033,252.17	116
Securitization Value		2,199,129.08	116

Aggregate Residual Value Surplus (Loss)		834,123.09

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		197,655,530.32	10,159
Cumulative Securitization Value		164,360,835.83	10,159

Cumulative Residual Value Surplus (Loss)		33,294,694.49

Book Amount of Extensions		233,123.65
Number of Extensions		13

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			1,522,030.77
Reimbursement of Outstanding Advance			1,386,545.18
Additional Advances for current period			673,049.55

Ending Balance of Residual Advance			808,535.14

Beginning Balance of Payment Advance			1,365,072.90
Reimbursement of Outstanding Payment Advance			508,753.27
Additional Payment Advances for current period			576,607.61

Ending Balance of Payment Advance			1,432,927.24

NISSAN AUTO LEASE TRUST 2020-A

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO